JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.7%
Aerospace & Defense — 0.5%
Curtiss-Wright Corp.	40	4,696

Airlines — 0.4%
Allegiant Travel Co. *	18	4,460

Auto Components — 0.9%
Fox Factory Holding Corp. *	31	3,969
LCI Industries	16	2,069
Patrick Industries, Inc.	35	2,975

		9,013

Automobiles — 0.4%
Winnebago Industries, Inc.	57	4,404

Banks — 9.6%
BancFirst Corp.	73	5,145
Camden National Corp.	155	7,397
City Holding Co.	45	3,677
Columbia Banking System, Inc.	118	5,082
Community Trust Bancorp, Inc.	130	5,733
Cullen/Frost Bankers, Inc.	30	3,308
First Busey Corp.	278	7,126
First Commonwealth Financial Corp.	443	6,366
First Financial Bancorp	146	3,501
First Financial Bankshares, Inc.	84	3,903
First Hawaiian, Inc.	124	3,388
First Merchants Corp.	147	6,836
Heritage Commerce Corp.	517	6,318
Independent Bank Corp.	50	4,205
Independent Bank Corp.	305	7,219
Lakeland Bancorp, Inc.	406	7,078
Simmons First National Corp., Class A	226	6,694
Trustmark Corp.	99	3,317

		96,293

Beverages — 0.3%
Primo Water Corp.	180	2,934

Biotechnology — 6.7%
ACADIA Pharmaceuticals, Inc. *	46	1,191
ADC Therapeutics SA (Switzerland) * (a)	80	1,953
Alector, Inc. *	70	1,408
Allogene Therapeutics, Inc. * (a)	33	1,179
Amicus Therapeutics, Inc. *	248	2,453
Arrowhead Pharmaceuticals, Inc. *	56	3,700
Atara Biotherapeutics, Inc. *	142	2,035
Avrobio, Inc. * (a)	99	1,260
Biohaven Pharmaceutical Holding Co. Ltd. *	44	3,019
Blueprint Medicines Corp. *	38	3,734
Bridgebio Pharma, Inc. * (a)	48	2,936
Coherus Biosciences, Inc. * (a)	134	1,962
FibroGen, Inc. *	54	1,877
G1 Therapeutics, Inc. * (a)	66	1,583
Generation Bio Co. *	28	809
Global Blood Therapeutics, Inc. * (a)	25	1,025
Halozyme Therapeutics, Inc. *	130	5,439
Heron Therapeutics, Inc. * (a)	110	1,780
Homology Medicines, Inc. *	26	244
Intercept Pharmaceuticals, Inc. * (a)	26	589
Kronos Bio, Inc. * (a)	50	1,463
Mirati Therapeutics, Inc. *	11	1,854
Natera, Inc. *	68	6,857
Orchard Therapeutics plc, ADR (United Kingdom) * (a)	93	678
PMV Pharmaceuticals, Inc. * (a)	20	649
REGENXBIO, Inc. *	61	2,080
Relay Therapeutics, Inc. * (a)	50	1,732
REVOLUTION Medicines, Inc. *	43	1,957
Rubius Therapeutics, Inc. * (a)	67	1,783
Sage Therapeutics, Inc. *	22	1,632
Sana Biotechnology, Inc. *	45	1,491
Twist Bioscience Corp. *	38	4,672

		67,024

Building Products — 4.3%
Advanced Drainage Systems, Inc.	68	7,004
AZEK Co., Inc. (The) *	68	2,864
CSW Industrials, Inc.	42	5,624
Gibraltar Industries, Inc. *	60	5,489
Hayward Holdings, Inc. * (a)	250	4,220
Simpson Manufacturing Co., Inc.	69	7,134
Trex Co., Inc. *	42	3,805
UFP Industries, Inc.	80	6,074

		42,214

Capital Markets — 2.2%
Artisan Partners Asset Management, Inc., Class A	70	3,652
Evercore, Inc., Class A	34	4,535
Focus Financial Partners, Inc., Class A *	61	2,532
LPL Financial Holdings, Inc.	58	8,290
Virtus Investment Partners, Inc.	13	2,968

		21,977

Chemicals — 2.5%
Diversey Holdings Ltd. *	230	3,383
Hawkins, Inc.	156	5,239
Innospec, Inc.	55	5,676
Stepan Co.	40	5,032
Valvoline, Inc.	198	5,162

		24,492

Commercial Services & Supplies — 2.2%
Brady Corp., Class A	141	7,511
Cimpress plc (Ireland) *	41	4,071
Deluxe Corp.	75	3,136
Kimball International, Inc., Class B	205	2,866
MSA Safety, Inc.	26	3,900

		21,484

Communications Equipment — 0.5%
Ciena Corp. *	42	2,286
Viavi Solutions, Inc. *	162	2,540

		4,826

Construction & Engineering — 0.7%
Comfort Systems USA, Inc.	92	6,861

Consumer Finance — 0.2%
PROG Holdings, Inc.	50	2,146

Containers & Packaging — 0.7%
Graphic Packaging Holding Co.	239	4,335
Silgan Holdings, Inc.	63	2,627

		6,962

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc. *	13	2,286

Diversified Telecommunication Services — 0.5%
Bandwidth, Inc., Class A * (a)	30	3,803
Iridium Communications, Inc. * (a)	21	886

		4,689

Electric Utilities — 0.3%
Portland General Electric Co.	52	2,480

Electrical Equipment — 1.1%
Array Technologies, Inc. * (a)	81	2,430
Bloom Energy Corp., Class A * (a)	96	2,597
Plug Power, Inc. * (a)	39	1,394
Shoals Technologies Group, Inc., Class A *	66	2,303
Vertiv Holdings Co.	123	2,461

		11,185

Electronic Equipment, Instruments & Components — 2.9%
CTS Corp.	131	4,061
Fabrinet (Thailand) *	32	2,923
II-VI, Inc. *	37	2,556
Insight Enterprises, Inc. *	61	5,817
Itron, Inc. *	57	5,028
Littelfuse, Inc.	18	4,684
Plexus Corp. *	40	3,629

		28,698

Equity Real Estate Investment Trusts (REITs) — 5.2%
American Campus Communities, Inc.	90	3,884
American Homes 4 Rent, Class A	166	5,528
Brixmor Property Group, Inc.	229	4,630
CubeSmart	48	1,832
Equity Commonwealth	138	3,846
Highwoods Properties, Inc.	75	3,219
JBG SMITH Properties	94	2,989
Rayonier, Inc.	136	4,371
Rexford Industrial Realty, Inc.	101	5,070
RLJ Lodging Trust	231	3,576
Sunstone Hotel Investors, Inc. *	427	5,317
Terreno Realty Corp.	93	5,345
Washington (a)	109	2,400

		52,007

Food & Staples Retailing — 1.6%
BJ’s Wholesale Club Holdings, Inc. *	55	2,465
Grocery Outlet Holding Corp. * (a)	75	2,764
Performance Food Group Co. *	184	10,580

		15,809

Food Products — 1.5%
Flowers Foods, Inc.	145	3,454
Freshpet, Inc. *	39	6,254
J&J Snack Foods Corp.	30	4,711

		14,419

Gas Utilities — 1.2%
Chesapeake Utilities Corp.	31	3,559
ONE Gas, Inc. (a)	61	4,677
Southwest Gas Holdings, Inc.	56	3,865

		12,101

Health Care Equipment & Supplies — 2.3%
CONMED Corp.	9	1,184
iRhythm Technologies, Inc. *	25	3,538
Nevro Corp. *	28	3,884
NuVasive, Inc. *	48	3,174
Outset Medical, Inc. * (a)	29	1,577
Shockwave Medical, Inc. *	39	5,133
Utah Medical Products, Inc. (a)	47	4,061

		22,551

Health Care Providers & Services — 2.7%
1Life Healthcare, Inc. *	31	1,221
Acadia Healthcare Co., Inc. *	57	3,262
Accolade, Inc. * (a)	47	2,138
Amedisys, Inc. *	16	4,166
Encompass Health Corp.	59	4,828
Ensign Group, Inc. (The)	63	5,942
ModivCare, Inc. *	28	4,221
Signify Health, Inc., Class A *	27	798

		26,576

Health Care Technology — 0.3%
Evolent Health, Inc., Class A *	124	2,500

Hotels, Restaurants & Leisure — 3.2%
Boyd Gaming Corp. *	89	5,267
Caesars Entertainment, Inc. *	31	2,752
Cracker Barrel Old Country Store, Inc.	23	3,918
El Pollo Loco Holdings, Inc. * (a)	125	2,015
Everi Holdings, Inc. *	225	3,175
Penn National Gaming, Inc. * (a)	26	2,759
Planet Fitness, Inc., Class A *	46	3,554
Texas Roadhouse, Inc. *	89	8,573

		32,013

Household Durables — 2.4%
Helen of Troy Ltd. *	30	6,248
Hooker Furniture Corp.	59	2,146
La-Z-Boy, Inc.	75	3,174
M/I Homes, Inc. *	55	3,223
MDC Holdings, Inc.	59	3,500
Sonos, Inc. *	69	2,596
Tri Pointe Homes, Inc. *	120	2,443

		23,330

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	18	2,947

Insurance — 1.9%
James River Group Holdings Ltd.	36	1,623
Lemonade, Inc. *	9	849
Old Republic International Corp.	168	3,673
Safety Insurance Group, Inc.	34	2,841
Selective Insurance Group, Inc.	71	5,138
SiriusPoint Ltd. (Bermuda) *	262	2,663
Universal Insurance Holdings, Inc.	117	1,677

		18,464

Interactive Media & Services — 0.4%
Eventbrite, Inc., Class A * (a)	114	2,528
MediaAlpha, Inc., Class A *	46	1,640

		4,168

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Internet & Direct Marketing Retail — 0.2%
RealReal, Inc. (The) *	97	2,184

IT Services — 1.2%
DigitalOcean Holdings, Inc. * (a)	26	1,114
Globant SA (Argentina) *	20	4,132
I3 Verticals, Inc., Class A *	70	2,191
LiveRamp Holdings, Inc. *	44	2,274
Repay Holdings Corp. *	97	2,280

		11,991

Leisure Products — 0.3%
Johnson Outdoors, Inc., Class A	21	3,063

Life Sciences Tools & Services — 0.5%
Berkeley Lights, Inc. * (a)	22	1,122
Personalis, Inc. *	80	1,975
Seer, Inc. * (a)	29	1,438

		4,535

Machinery — 5.8%
Alamo Group, Inc.	33	5,117
Blue Bird Corp. *	96	2,409
Graco, Inc.	51	3,656
Hillenbrand, Inc.	137	6,516
ITT, Inc.	115	10,465
John Bean Technologies Corp.	41	5,486
Kadant, Inc.	31	5,737
Lincoln Electric Holdings, Inc.	36	4,458
Mueller Industries, Inc.	109	4,514
Rexnord Corp.	70	3,296
Watts Water Technologies, Inc., Class A	51	6,063

		57,717

Media — 1.6%
Cardlytics, Inc. * (a)	26	2,838
Gray Television, Inc.	302	5,556
New York Times Co. (The), Class A	70	3,540
Nexstar Media Group, Inc., Class A	29	4,134

		16,068

Metals & Mining — 0.3%
Warrior Met Coal, Inc.	180	3,083

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ares Commercial Real Estate Corp.	200	2,744
Ladder Capital Corp.	86	1,012

		3,756

Multiline Retail — 0.2%
Ollie’s Bargain Outlet Holdings, Inc. * (a)	18	1,559

Multi-Utilities — 0.3%
Unitil Corp.	62	2,847

Oil, Gas & Consumable Fuels — 2.5%
CNX Resources Corp. * (a)	266	3,904
Delek US Holdings, Inc.	106	2,302
EQT Corp. *	194	3,612
Equitrans Midstream Corp.	254	2,070
Matador Resources Co.	292	6,840
PDC Energy, Inc. *	177	6,094

		24,822

Personal Products — 0.4%
Inter Parfums, Inc.	57	4,017

Pharmaceuticals — 0.6%
Arvinas, Inc. *	47	3,134
Revance Therapeutics, Inc. * (a)	99	2,773

		5,907

Professional Services — 0.9%
ASGN, Inc. *	25	2,403
CBIZ, Inc. *	90	2,951
ManTech International Corp., Class A	42	3,642

		8,996

Road & Rail — 1.1%
Marten Transport Ltd.	209	3,539
Saia, Inc. *	30	6,912

		10,451

Semiconductors & Semiconductor Equipment — 4.1%
Cree, Inc. *	42	4,519
Enphase Energy, Inc. *	13	2,099
Entegris, Inc.	49	5,501
Inphi Corp. *	19	3,355
MaxLinear, Inc. *	123	4,192
MKS Instruments, Inc.	31	5,797
Onto Innovation, Inc. *	58	3,811
Rambus, Inc. *	246	4,790
Semtech Corp. *	47	3,259
SolarEdge Technologies, Inc. *	13	3,732

		41,055

Software — 4.9%
ACV Auctions, Inc., Class A *	33	1,144
Anaplan, Inc. *	66	3,577
Avalara, Inc. *	9	1,211
Bill.Com Holdings, Inc. *	10	1,440
Blackline, Inc. *	39	4,201
CyberArk Software Ltd. *	18	2,357
Digital Turbine, Inc. *	30	2,392
Duck Creek Technologies, Inc. * (a)	80	3,593
Elastic NV *	30	3,343
Envestnet, Inc. *	59	4,267
Everbridge, Inc. * (a)	25	3,071
JFrog Ltd. (Israel) *	35	1,574
Medallia, Inc. * (a)	67	1,864
Q2 Holdings, Inc. *	27	2,744
Smartsheet, Inc., Class A *	59	3,791
Upland Software, Inc. *	94	4,447
Vertex, Inc., Class A *	68	1,501
Viant Technology, Inc., Class A *	31	1,649

		48,166

Specialty Retail — 2.9%
Floor & Decor Holdings, Inc., Class A *	37	3,506
Leslie’s, Inc. * (a)	46	1,130
Lithia Motors, Inc., Class A	29	11,284
National Vision Holdings, Inc. *	95	4,144
Petco Health & Wellness Co., Inc. * (a)	79	1,754
Sleep Number Corp. *	19	2,700
Urban Outfitters, Inc. *	113	4,215

		28,733

Textiles, Apparel & Luxury Goods — 2.2%
Carter’s, Inc. *	61	5,411

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Kontoor Brands, Inc.	120	5,815
Oxford Industries, Inc.	72	6,284
Steven Madden Ltd.	115	4,300

		21,810

Thrifts & Mortgage Finance — 2.8%
Flagstar Bancorp, Inc.	76	3,407
PennyMac Financial Services, Inc.	74	4,948
Premier Financial Corp.	210	6,986
Radian Group, Inc.	250	5,812
WSFS Financial Corp.	132	6,596

		27,749

Trading Companies & Distributors — 3.0%
Applied Industrial Technologies, Inc.	115	10,524
GMS, Inc. *	93	3,878
McGrath RentCorp	55	4,419
Rush Enterprises, Inc., Class A	65	3,226
SiteOne Landscape Supply, Inc. *	29	4,871
Systemax, Inc.	75	3,084

		30,002

Water Utilities — 0.4%
American States Water Co.	35	2,655
Middlesex Water Co.	13	1,021

		3,676

TOTAL COMMON STOCKS (Cost $698,377)		958,196

	No. of Rights (000)
RIGHTS — 0.0%(b)
Biotechnology — 0.0% (b)
Clementia Pharmaceuticals, Inc. (France) * ‡ (Cost $—)	51	–	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 6.4%
INVESTMENT COMPANIES — 2.9%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (d) (e) (Cost $29,195)	29,184	29,199

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (d) (e)	27,005	27,008
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (d) (e)	7,495	7,495

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $34,503)		34,503

TOTAL SHORT-TERM INVESTMENTS (Cost $63,698)		63,702

Total Investments — 103.1% (Cost $762,075)		1,021,898
Liabilities in Excess of Other Assets — (3.1)%		(30,698)

Net Assets — 100.0%		991,200

Percentages indicated are based on net assets.

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt

(a)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $34,786.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$958,196	$—	$—		$958,196
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	29,199	—	—		29,199
Investment of Cash Collateral from Securities Loaned	34,503	—	—		34,503

Total Short-Term Investments	63,702	—	—		63,702

Total Investments in Securities	$1,021,898	$—	$—	(a)	$1,021,898

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b)	$17,254	$224,862	$212,911	$(3)	$(3)	$29,199	29,184	$19	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (a) (b)	28,015	99,000	100,000	(5)	(2)	27,008	27,005	44	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	6,247	97,447	96,199	—	—	7,495	7,495	2	—

Total	$51,516	$421,309	$409,110	$(8)	$(5)	$63,702		$65	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.